Finance income (Tables)	12 Months Ended
Mar. 31, 2019
Finance income
Schedule of finance income

	March 31,
	2017	2018	2019
Interest income on :
– Bank deposits	125,697	74,197	30,801
– Others	5,061	8,870	1,824
Unwinding of discount on other financial assets	8,400	8,845	8,685
Total	139,158	91,912	41,310